Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long term provisions
Beginning balance	€ 0	€ 2,377	€ 574
Additions			1,804
Reversals		(2,377)
Closing balance	0	0	2,377
Short term provisions
Beginning balance	180	130	1,264
Additions		51	90
Reversals	(180)		(1,224)
Closing balance		180	130
Total Provisions
Other provisions at beginning of period	180	2,507	1,837
Additions		51	1,894
Unused provision reversed, other provisions	(180)	(2,377)	(1,224)
Other provisions at end of period		180	2,507
Indemnification amount received		2,000
Provision for tax adjustment risk in respect of payroll taxes for the years ended December 31, 2016, 2017 and 2018
Short term provisions
Beginning balance		130	1,264
Additions			90
Reversals			(1,224)
Closing balance			130
Provision For French Research Tax Credit elated To Tax Audit For Years Ended 2013 2014 And 2015 [Member]
Long term provisions
Beginning balance		1,497	358
Additions			1,139
Reversals		(1,497)
Closing balance			1,497
Provision For French Research Tax Credit Related To Tax Audit For Years Ended 2017 [Member]
Long term provisions
Beginning balance		880	216
Additions			665
Reversals		(880)
Closing balance			880
Provision for tax audit for the years ended December 31, 2016 - 2018
Short term provisions
Beginning balance	180	130
Additions		51
Reversals	€ (180)
Closing balance		€ 180	€ 130